DEBT - Maturities of Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
2022	$ 32,993
2023	30,480
2024	25,569
2025	21,266
2026	27,050
Thereafter	117,016
Total	254,374	$ 271,686
Bank
Debt Instrument
2022	9,839
2023	4,227
2024	5,028
2025	473
2026	68
Thereafter	3,932
Total	23,567
Broker-dealer
Debt Instrument
2022	13,199
2023	11,813
2024	8,066
2025	3,995
2026	5,499
Thereafter	23,290
Total	65,862
Citigroup Inc.
Debt Instrument
2022	9,955
2023	14,440
2024	12,475
2025	16,798
2026	21,483
Thereafter	89,794
Total	$ 164,945